Related parties (Tables)	6 Months Ended
Jun. 30, 2020
Related parties
Schedule of transactions with related parties

	Three-month period ended June 30,
	2020				2019
	Joint		Major		Joint		Major
	Ventures	Associates	stockholders	Total	Ventures	Associates	stockholders	Total
Net operating revenue	68	57	55	180	96	68	46	210
Cost and operating expenses	(261)	(5)	—	(266)	(398)	(7)	—	(405)
Financial result	8	2	(13)	(3)	(12)	—	(1)	(13)

	Six-month period ended June 30,
	2020				2019
	Joint		Major		Joint		Major
	Ventures	Associates	stockholders	Total	Ventures	Associates	stockholders	Total
Net operating revenue	137	118	87	342	160	136	90	386
Cost and operating expenses	(528)	(11)	—	(539)	(896)	(15)	—	(911)
Financial result	29	4	(36)	(3)	(10)	—	(31)	(41)

Schedule of outstanding balances with related parties

	June 30, 2020				December 31, 2019
	Joint		Major		Joint		Major
	Ventures	Associates	stockholders (iii)	Total	Ventures	Associates	stockholders (iii)	Total
Assets
Cash and cash equivalents	—	—	1,361	1,361	—	—	1,384	1,384
Accounts receivable	70	29	3	102	91	22	5	118
Dividends receivable	76	6	—	82	83	6	—	89
Loans (i)	1,894	—	—	1,894	1,919	—	—	1,919
Derivatives financial instruments	—	—	—	—	—	—	42	42
Other assets	62	—	—	62	65	—	—	65

Liabilities
Supplier and contractors	94	10	122	226	302	28	37	367
Loans (ii)	—	1,390	988	2,378	—	1,367	1,688	3,055
Derivatives financial instruments	—	—	102	102	—	—	64	64
Other liabilities	294	49	—	343	569	—	—	569
(i)	Refers to the loan with Nacala BV.
(ii)	Mainly relates to the loan from Pangea Emirates Ltd.
(iii)	Refers to regular financial instruments with large financial institutions of which the stockholders are part of the controlling “shareholders’ agreement”.